The Company	12 Months Ended
Dec. 31, 2021
The Company
The Company
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Note 1
The Company
ABB Ltd and its subsidiaries (collectively,

the Company) together form a leading global technology

company,
connecting software to its electrification, robotics, automation and motion portfolio to drive performance to
new levels.